Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2020		October 31, 2019

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	6,950	$79.88	7,770	$71.40
Granted	1,089	103.64	1,090	96.55
Exercised (2), (3)	(1,044)	65.39	(1,900)	55.05
Forfeited in the period	(22)	50.28	(10)	54.99
Outstanding at end of period	6,973	$86.02	6,950	$79.88
Exercisable at end of period	3,314	$71.77	2,980	$64.24

(1)
The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2020 and October 31, 2019. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.

(2)
Cash received for options exercised during the year was $68 million (October 31, 2019 – $105 million) and the weighted average share price at the date of exercise was $100.20 (October 31, 2019 – $103.15).

(3)	New shares were issued for all stock options exercised in 2020 and 2019.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2020 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$36.89 – $69.17	1,112	$55.07	2.16	1,112	$55.07
$73.14 – $74.39	880	74.30	4.98	880	74.30
$76.51 – $78.59	653	77.85	4.19	653	77.85
$90.23 – $96.55	2,477	93.01	6.68	669	90.23
$102.33 – $104.70	1,851	103.71	8.17	–	–
	6,973	$86.02	5.90	3,314	$71.77

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2020.
The weighted average fair value of options granted during the year ended October 31, 2020 was estimated at $6.08 (October 31, 2019 – $5.61). This was determined by applying the Black-Scholes model on the date of grant, taking into account the specific terms and conditions under which the options are granted, such as the vesting period and expected share price volatility estimated by considering the historic average share price volatility over a historical period corresponding to the expected option life. The following assumptions were used to determine the fair value of options granted:

Weighted Average Assumptions
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2020	October 31 2019
Share price at grant date	$104.80	$94.09
Risk-free interest rate	1.64%	2.01%
Expected dividend yield	3.90%	3.77%
Expected share price volatility	13%	12%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
Units granted under deferred share and other plans

	For the year ended

	October 31, 2020		October 31, 2019

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	503	$98.91	495	$99.69
Capital Markets c ompensation p lan unit awards	4,796	92.06	3,423	105.12
Performance deferred share award plans	2,409	104.14	2,471	96.39
Deferred compensation plans	92	103.49	116	94.06
Other share-based plans	759	100.55	1,210	96.28
	8,559	$96.74	7,715	$100.42

Summary of Obligation Under Deferred Share and Other Plans
Obligations under deferred share and other plans

	As at

	October 31, 2020		October 31, 2019

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	5,221	$486	5,288	$562
Capital Markets c ompensation p lan unit awards	9,560	874	8,820	937
Performance deferred share award plans	5,860	550	5,621	597
Deferred compensation plans (1)	2,685	250	3,072	326
Other share-based plans	1,828	167	1,787	185
	25,154	$2,327	24,588	$2,607

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Deferred share unit plans	$(48)	$77
Capital Markets c ompensation p lan unit awards	115	274
Performance deferred share award plans	190	294
Deferred compensation plans	137	250
Other share-based plans	60	106
	$454	$1,001